Note 11 - Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Fair Value Disclosures [Text Block]

11. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows (in thousands):

	2021		2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(in thousands)

Long-term debt, including current portion	$98,585	$97,226	$217,581	$217,559

The estimated fair value for long-term debt is determined by the quoted market prices for similar debt (comparable to the Company’s financial strength) or current rates offered to the Company for debt with the same maturities which is Level 2 from the fair value hierarchy. Since quoted prices for identical instruments in active markets are not available (Level 1), the Company makes use of observable market based inputs to calculate fair value, which is Level 2.